Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Nov. 30, 2016
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Apr. 01, 2017
Eaton Vance Hedged Stock Fund | Class A
Risk/Return:
Trading Symbol	EROAX
Eaton Vance Hedged Stock Fund | Class C
Risk/Return:
Trading Symbol	EROCX
Eaton Vance Hedged Stock Fund | Class I
Risk/Return:
Trading Symbol	EROIX